SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 18, 2022	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 11, 2025	Jun. 18, 2025	May 20, 2025	Dec. 31, 2022	Aug. 16, 2022
Shares issued price per share							$ 0.01
Common Class A [Member]
Common class A stock subject to possible redemption
FUTURETECH II ACQUISITION CORP [Member]
Cash FDIC insured amount			$ 250,000		$ 250,000
FDIC insured amount for securities in excess			8,883,890		26,197,350	$ 61,589,164
Cash			160,723		56,768	17,578
Cash equivalents			$ 0		0	0
Net proceeds from public offering and private placement	$ 117,300,000
Shares issued price per share	$ 10.00		$ 10.20
Marketable securities held in trust account			$ 9,133,890		26,447,350	61,839,164		$ 38,994	$ 38,994
Common class A stock subject to possible redemption		$ 9,651,778	9,783,099		9,080,744	61,226,803				$ 118,466,326
Accretion to redemption value			358,717	$ 955,547	1,518,400	6,552,136
Estimated redemption and actual amount paid		$ 343,638
Unrecognized tax benefits			0		0	0
Percentage of exercise tax to be imposed											1.00%
FUTURETECH II ACQUISITION CORP [Member] | Common Class A [Member]
Common class A stock subject to possible redemption			9,783,099		$ 9,080,744	$ 61,226,803
Increase in common stock subject to possible redemption			702,355
Accretion to redemption value			358,717
Estimated redemption and actual amount paid			$ 343,638
FUTURETECH II ACQUISITION CORP [Member] | IPO [Member]
Shares issued price per share					$ 10.20
Payment of offering cost	$ 513,352				$ 513,352
Underwriter discount	$ 1,725,000				$ 1,725,000